Offerings	Jul. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded warrants to purchase Class A Common Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	All shares registered pursuant to this registration statement are to be offered for resale by the Selling Shareholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional Class A Common Shares of the registrant, no par value, issued to prevent dilution resulting from stock splits, stock dividends or similar events.In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the common stock underlying the warrants, and no separate fee is payable for the warrants.Estimated solely for purposes of calculating the registration fee, based on the average of the $9.2179 (high) and $8.82 (low) prices for our Class A Common Shares as quoted on The Nasdaq Capital Market on July 25, 2025, in accordance with Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, with no par value, underlying Pre-Funded warrants
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	9.019
Maximum Aggregate Offering Price	$ 4,509,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 690.40
Offering Note	All shares registered pursuant to this registration statement are to be offered for resale by the Selling Shareholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional Class A Common Shares of the registrant, no par value, issued to prevent dilution resulting from stock splits, stock dividends or similar events.The number of shares of common stock underlying warrants being registered of up to 500,000 Class A Common Shares issuable upon the exercise of 500,000 Pre-Funded warrants.Estimated solely for purposes of calculating the registration fee, based on the average of the $9.2179 (high) and $8.82 (low) prices for our Class A Common Shares as quoted on The Nasdaq Capital Market on July 25, 2025, in accordance with Rule 457(c) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, with no par value
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit | $ / shares	9.019
Maximum Aggregate Offering Price	$ 2,254,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 345.20
Offering Note	All shares registered pursuant to this registration statement are to be offered for resale by the Selling Shareholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional Class A Common Shares of the registrant, no par value, issued to prevent dilution resulting from stock splits, stock dividends or similar events.Estimated solely for purposes of calculating the registration fee, based on the average of the $9.2179 (high) and $8.82 (low) prices for our Class A Common Shares as quoted on The Nasdaq Capital Market on July 25, 2025, in accordance with Rule 457(c) under the Securities Act.